Standards issued but not effective	12 Months Ended
Dec. 31, 2018
Disclosure Of Standards Issued But Not Effective [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	Standards issued but not effective

The relevant standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 16 Leases -
IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets and short-term leases. At the commencement date of a lease, a lessee will recognise a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessor accounting under IFRS 16 is substantially unchanged from current accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17. The Group will elect to apply the standard to contracts that were previously identified as leases applying IAS 17 and IFRIC 4. The Group will therefore not apply the standard to contracts that were not previously identified as containing a lease applying IAS 17 and IFRIC 4. Based on contracts outstanding at December 31, 2018, the adoption of the new standard will result in the recognition of right-of-use assets and lease liabilities in January 2019, an amount of approximately 0.4
% of consolidated total assets and approximately 1.7
% of consolidated total liabilities.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment -
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group is evaluating the impact of IFRIC 23 in its consolidated financial statements and plans to adopt the new standard on the required effective date.

Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture -
The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognised in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognised only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Group will apply these amendments when they become effective.

Annual Improvements 2015-2017 Cycle (issued in December 2017) -
These improvements include:

IFRS 3 Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation. An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments will apply on future business combinations of the Group.

IFRS 11 Joint Arrangements
A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured. An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1,2019, with early application permitted. These amendments are currently not applicable to the Group but may apply to future transactions.

IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application is permitted. Since the Group’s current practice is in line with these amendments, the Group does not expect any effect on its consolidated financial statements.

IAS 23 Borrowing Costs
The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete. An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. Since the Group’s current practice is in line with these amendments, the Group does not expect any effect on its consolidated financial statements.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Standards Issued But Not Effective [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	Standards issued but not effective

The relevant standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 16 Leases
IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Subsequent to initial measurement, lessees will be required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. Finally, lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

Transition to IFRS 16
The Company plans to adopt IFRS 16 using the modified retrospective approach with a cumulative-effect adjustment recorded at the beginning of the period of adoption (January 1, 2019). Therefore, upon adoption, the Company will recognize and measure leases without revising comparative period information or disclosure.

The Company will elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value.

The Company has substantially completed its assessment of the new standard, including the impact on the Company’s Consolidated Financial Statements. Based on contracts outstanding at December 31, 2018, the adoption of the new standard will result in the recognition of right-of-use assets and lease liabilities approximately for US$0.3 million in January 2019. The Company will provide additional qualitative and quantitative disclosures related to leasing arrangements beginning in the period of adoption.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment -
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

-	Whether an entity considers uncertain tax treatments separately
-	The assumptions an entity makes about the examination of tax treatments by taxation authorities
-	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates
-	How an entity considers changes in facts and circumstances

In 2019, the Company is in process of the assessment of the potential effect of this IFRIC on its consolidated financial statements

Annual Improvements 2015-2017 Cycle (issued in December 2017) -
These improvements include:

IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. These amendments are currently not applicable to the Group, but may apply to future transactions.